Summary of Significant Accounting Policies - Accounting Pronouncements (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 08, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 1,945,391,000	$ 1,728,488,000	$ 1,880,332,000
Vessel operating expenses	644,445,000	637,474,000	731,150,000
Direct financing lease payments received	$ 17,073,000	0	0
Finance Leased Assets, Number of Units | vessel	22
Accounts receivable	$ (199,957,000)	(174,031,000)
Operating Lease, Right-of-Use Asset	159,638,000	0
Foreign exchange (loss) gain (notes 9 and 16)	(13,574,000)	6,140,000	(26,463,000)
Decrease to opening equity	(2,571,593,000)	(2,867,028,000)	(2,879,656,000)				$ (4,089,293,000)
Net operating cash flow	(383,306,000)	(182,135,000)	(544,264,000)
Accumulated other comprehensive loss (note 1)	(23,737,000)	(2,273,000)
Investments in subsidiaries	1,173,728,000	1,193,741,000
Voyage expenses	423,677,000	409,617,000	153,766,000
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy						$ 0
Prepaid expenses and other		20,200,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Direct financing lease payments received	17,100,000	10,900,000
Operating Lease, Right-of-Use Asset	148,600,000				$ 170,000,000
Lease liability	148,600,000				170,000,000
Foreign exchange (loss) gain (notes 9 and 16)	200,000
Investments in subsidiaries	100,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	100,000				100,000
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					1,600,000
Teekay Offshore
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Affiliate, Noncurrent				$ 25,000,000
Pre-operational costs | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy		5,700,000				4,100,000
Increase in Prepaid Expenses and Other		3,500,000
Increase in Investments in and Advance to Joint Ventures		2,200,000
Voyage charters
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	917,954,000	710,441,000	169,344,000
Voyage charters | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		292,600,000
Voyage expenses		(292,600,000)
Reimbursable voyage costs [Member] | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		20,700,000
Voyage expenses		20,700,000
Vessels [Member] | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		(82,900,000)
Voyage expenses		82,900,000
Non-lease | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy						$ 0
Increase in revenue from contract with customer		0
Time-charter [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset					13,700,000
Office Building [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability	13,900,000
Time-charter [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset					900,000
Other Noncurrent Assets [Member] | Office Building [Member] | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset	13,700,000
AOCI Atrributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss (note 1)	$ (23,737,000)	$ (2,273,000)	$ (5,995,000)				$ (10,603,000)
AOCI Atrributable to Parent [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss (note 1)					$ 1,600,000